Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues
Insurance brokerage commissions	$ 340,218	$ 295,343
Securities brokerage commissions and fees	2,130,975	1,178,062
Market making commissions and fees	677,338	1,069,656
Interest income	1,894,170	304,406
Trading (loss) gains	(10,175,033)	369,484
Other income (loss)	782,601	383,346
Gross profit	(4,349,731)	3,600,297
Expenses and others
Commissions and fees	2,116,021	1,189,243
Compensation and benefits	1,923,259	2,383,547
Occupancy	372,628	347,660
Communication and technology	930,518	947,292
Cost of crypto mining		219,662
General and administrative	681,860	630,059
Professional fees	2,982,570	990,011
Research and development	4,160,033
Services fees	1,070,887	2,474,122
Interest	1,021,773	942,264
Depreciation	1,198,122	279,680
Marketing	391,211	553,758
Payment service charge	(2,361)	292,630
Impairment of fixed assets	1,691,079
Impairment of cryptocurrencies	293,619
Change in fair value of warrant liabilities	(759,375)	2,411,429
Other operating	(23,328)	19,474
Total operating expenses	18,048,516	13,680,831
Loss before income taxes	(22,398,247)	(10,080,534)
Income tax expense	(3,071)	(54,367)
Net loss	(22,401,318)	(10,134,901)
Net loss attributable to non-controlling interests	(2,124,600)	(36,227)
Net loss attributable to LGHL	(20,276,718)	(10,098,674)
Deemed dividend on the effect of the down round features		(1,021,500)
Dividends and deemed dividends on preferred shares	(546,141)	(1,562,905)
Net loss attributable to LGHL ordinary shareholders	$ (20,822,859)	$ (12,683,079)
Loss per share for both Class A and Class B - basic and diluted (in Dollars per share)	$ (0.52)	$ (0.47)
Class A Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	35,295,167	22,690,522
Class B Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	5,088,873	4,041,875